Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Current assets:
Cash and cash equivalents (Note 4)	$ 471,156	$ 450,357
Accounts receivable, net of allowances for doubtful accounts and billing adjustments of $6.0 million and $5.9 million as of 2018 and 2017, respectively	450,322	412,322
Contract assets (Note 2)	30,950
Prepaid expenses and other current assets (Note 5)	188,355	216,565
Total current assets	1,140,783	1,079,244
Contract assets (Note 2)	47,839
Goodwill (Note 6)	4,114,838	3,264,071
Other intangible assets, net of accumulated amortization of $802.0 million and $600.9 million as of 2018 and 2017, respectively (Note 7)	796,702	727,146
Intangible assets - computer software, net of accumulated amortization of $893.4 million and $849.3 million as of 2018 and 2017, respectively (Note 8)	534,536	383,715
Property and equipment, net of accumulated depreciation and amortization of $522.7 million and $521.1 million as of 2018 and 2017, respectively (Note 9)	383,074	325,218
Contract cost assets, net of accumulated amortization (Notes 1 and 10)	145,598	258,665
Equity investments, net (Note 11)	180,661	163,518
Deferred income tax assets (Note 14)	7,773	6,091
Other assets	116,905	124,021
Total assets	7,468,709	6,331,689
Current liabilities:
Current portion of long-term borrowings (Note 12)	20,807	559,050
Accounts payable	97,956	62,310
Contract liabilities (Note 2)	47,227	52,913
Accrued salaries and employee benefits	73,143	82,135
Current portion of obligations under capital leases and license agreements (Note 12)	8,318	6,762
Other current liabilities (Note 13)	268,150	225,922
Total current liabilities	515,601	989,092
Long-term borrowings, excluding current portion (Note 12)	3,843,394	2,591,949
Deferred income tax liabilities	380,278	238,317
Contract liabilities (Note 2)	21,489	48,526
Obligations under capital leases and license agreements, excluding current portion (Note 12)	46,147	36,053
Other long-term liabilities	75,894	71,070
Total liabilities	4,882,803	3,975,007
Redeemable noncontrolling interest in consolidated subsidiary (Note 23)		115,689
Commitments and contingencies (Note 15)
Shareholders' Equity
Common stock- $0.10 par value. Authorized 600,000 shares; 202,765 issued as of 2018 and 2017; 180,586 and 180,903 outstanding as of 2018 and 2017, respectively	20,277	20,277
Additional paid-in capital	189,889	162,806
Accumulated other comprehensive loss, net (Note 20)	(60,223)	(36,148)
Treasury stock, at cost (22,179 and 21,862 shares as of 2018 and 2017, respectively)(Note 19)	(1,042,687)	(909,960)
Retained earnings	3,478,650	3,004,018
Total shareholders' equity	2,585,906	2,240,993
Total liabilities and shareholders' equity	$ 7,468,709	$ 6,331,689